Adjusting Items Included In Profit From Operations - Restructuring and Integration Costs - Additional Information (Details) - Trademarks and Similar Intangibles - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Revenue [Line Items]
Amortisation and impairment of intangibles	£ 171	£ 175	£ 481
Top of Range
Disclosure Of Revenue [Line Items]
Intangibles assets expected useful lives	20 years